JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.7%
Aerospace & Defense — 2.3%
Raytheon Technologies Corp.	35	2,726

Automobiles — 1.4%
Tesla, Inc. *	3	1,720

Banks — 3.7%
Bank of America Corp.	114	4,405

Biotechnology — 4.9%
AbbVie, Inc.	37	4,007
Regeneron Pharmaceuticals, Inc. *	4	1,855

		5,862

Capital Markets — 3.8%
Charles Schwab Corp. (The)	46	2,991
T. Rowe Price Group, Inc.	9	1,552

		4,543

Construction Materials — 2.2%
Martin Marietta Materials, Inc.	8	2,687

Consumer Finance — 3.5%
Capital One Financial Corp.	33	4,198

Containers & Packaging — 1.1%
Packaging Corp. of America	10	1,350

Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	18	4,517

Electric Utilities — 3.0%
Xcel Energy, Inc.	55	3,638

Electronic Equipment, Instruments & Components — 1.8%
Zebra Technologies Corp., Class A *	4	2,110

Entertainment — 0.7%
Walt Disney Co. (The) *	5	831

Equity Real Estate Investment Trusts (REITs) — 2.1%
Public Storage	10	2,520

Health Care Equipment & Supplies — 2.7%
Dexcom, Inc. *	4	1,389
Intuitive Surgical, Inc. *	2	1,836

		3,225

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	9	3,253

Household Products — 2.9%
Procter & Gamble Co. (The)	26	3,458

Insurance — 3.3%
Loews Corp.	78	3,980

Interactive Media & Services — 4.1%
Alphabet, Inc., Class C *	2	4,952

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc. *	2	5,164
Booking Holdings, Inc. *	1	1,866

		7,030

IT Services — 6.6%
Global Payments, Inc.	10	2,082
Mastercard, Inc., Class A	10	3,402
PayPal Holdings, Inc. *	10	2,444

		7,928

Machinery — 4.5%
Deere & Co.	7	2,609
Stanley Black & Decker, Inc.	14	2,865

		5,474

Media — 3.6%
Charter Communications, Inc., Class A *	4	2,453
Discovery, Inc., Class C *	8	283
DISH Network Corp., Class A *	45	1,645

		4,381

Metals & Mining — 1.4%
Freeport-McMoRan, Inc. *	53	1,739

Oil, Gas & Consumable Fuels — 3.5%
Kinder Morgan, Inc.	150	2,501
Marathon Petroleum Corp.	32	1,692

		4,193

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	25	1,928
QUALCOMM, Inc.	21	2,790

		4,718

Software — 7.2%
Microsoft Corp.	27	6,437
Synopsys, Inc. *	9	2,203

		8,640

Specialty Retail — 3.7%
AutoZone, Inc. *	3	4,453

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	47	5,711

Wireless Telecommunication Services — 1.8%
T-Mobile US, Inc. *	18	2,197

TOTAL COMMON STOCKS (Cost $72,197)		116,439

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b) (Cost $3,427)	3,426	3,428

Total Investments — 99.5% (Cost $75,624)		119,867

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Other Assets Less Liabilities — 0.5%		566

Net Assets — 100.0%		120,433

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$119,867	$–	$–	$119,867

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$3,216	$28,992	$28,779	$(1)	$—	(c)	$3,428	3,426	$4		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	1,810	1,810	—	—		—	—	—	(c)	—

Total	$3,216	$30,802	$30,589	$(1)	$—	(c)	$3,428		$4		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.